Financial assets at amortised cost - Debt Securities (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Disclosure of financial assets [line items]
Total financial assets at amortised cost	£ 518,314	£ 510,307		£ 510,307
Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(3,455)
Additions (repayments)	(211)	52	£ 64
Balance at end of period	(6,541)	(3,455)		(3,455)
Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)
Balance at end of period	(325)	(142)		(142)
Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(772)
Balance at end of period	(1,606)	(772)		(772)
Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(1,072)
Balance at end of period	(2,384)	(1,072)		(1,072)
Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(1,469)
Balance at end of period	(2,226)	(1,469)		(1,469)
Debt securities
Disclosure of financial assets [line items]
Balance at beginning of period	5,544
Balance at end of period	5,604	5,544		5,544
Total financial assets at amortised cost	518,314	510,307		510,307
Debt securities | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Total financial assets at amortised cost	12,718	13,572		13,572
Debt securities | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	5,544
Balance at end of period	5,604	5,544		5,544
Total financial assets at amortised cost	444,960	464,619		464,619
Debt securities | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Total financial assets at amortised cost	56,014	27,548		27,548
Debt securities | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Total financial assets at amortised cost	4,622	4,568		4,568
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Balance at beginning of period	5,547		5,244	5,244
Exchange and other adjustments	112			(96)
Additions (repayments)	(50)			400
Assets which have been derecognised				(1)
Balance at end of period	5,609	5,547		5,547
Debt securities | Gross carrying amount | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	5,544		5,238	5,238
Exchange and other adjustments	112			(94)
Additions (repayments)	(50)			400
Balance at end of period	5,606	5,544		5,544
Debt securities | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	3		£ 6	6
Exchange and other adjustments				(2)
Assets which have been derecognised				(1)
Balance at end of period	3	3		3
Debt securities | Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(3)
Balance at end of period	(5)	(3)		(3)
Debt securities | Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at end of period	(2)
Debt securities | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(3)
Balance at end of period	£ (3)	£ (3)		£ (3)